Income Taxes (Details) - EQRx, INC. [Member] - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Taxes (Details) [Line Items]
federal NOL carryforwards	$ 3.2	$ 71.0
State NOL carryforwards	3.2	$ 59.3
Ownership interest percentage		50.00%
Federal [Member]
Income Taxes (Details) [Line Items]
Research and development tax		$ 0.6
State [Member]
Income Taxes (Details) [Line Items]
Research and development tax	$ 0.1